OTHER (INCOME) EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Losses from associates and joint ventures	$ 25	$ 0
Other investment income	(35)	(32)
Total other income	$ (10)	$ (32)